Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value adjustment of warrants		$ 1	$ 1	$ (69)